Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 10, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 13, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 29, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 29, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	May 07, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Sep. 28, 2018	Sep. 27, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000218348
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 18,780	$ 20,272	$ 18,142	$ 18,241		$ 18,318	$ 18,649	$ 16,762	$ 17,215	$ 16,586	$ 17,689		$ 16,928	$ 15,791	$ 16,431	$ 14,820	$ 13,960	$ 14,410	$ 15,168		$ 15,188	$ 14,595		$ 13,019	$ 12,937	$ 13,500	$ 14,114	$ 14,298	$ 13,172	$ 14,022	$ 13,080	$ 11,535	$ 12,660	$ 13,141	$ 12,200	$ 13,152	$ 13,193	$ 14,503	$ 14,830	$ 14,308	$ 15,209	$ 14,510	$ 14,870	$ 14,410	$ 14,830	$ 14,670	$ 14,790	$ 15,340	$ 15,220	$ 14,940	$ 14,230	$ 12,770	$ 12,710	$ 11,710	$ 10,180	$ 9,970	$ 10,140	$ 10,000	$ 10,000
C000247047
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 11,200	11,144	11,532	12,321		9,749	9,822	10,143	10,494	10,363	9,633	$ 10,000
C000247048
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 10,039	10,142	10,202	10,481	$ 10,000
C000247050
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 9,199	9,671	9,295	9,903		9,959	9,695	9,604	9,461	9,305	9,972	10,000
C000103965
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 133,096	133,735	132,620	133,982		132,295	131,561	130,339	129,034	127,463	128,430		126,256	125,300	124,583	121,903	119,179	120,482	121,067		121,184	120,013		117,905	118,948	118,369	118,897	120,046	117,634	117,793	117,793	116,548	120,587	121,372	118,904	122,620	122,843	125,959	126,655	128,092	129,970	128,706	130,513	129,556	130,452	129,820	130,347	130,557	129,928	128,251	127,794	125,920	125,192	122,520	118,495	118,288	118,596	116,956		$ 114,906	$ 113,148	$ 110,406	$ 106,750	$ 117,570	$ 118,376	$ 117,772	$ 116,662	$ 115,962	$ 115,562	$ 115,265	$ 115,463	$ 114,868	$ 113,293		$ 114,475	$ 112,801	$ 112,146	$ 111,363	$ 108,525	$ 110,122	$ 109,929	$ 111,665			$ 111,493	$ 111,493	$ 110,534	$ 110,467	$ 110,372	$ 110,563	$ 111,301	$ 111,870	$ 110,827	$ 110,275	$ 110,558	$ 110,086	$ 109,946	$ 109,383	$ 108,632	$ 108,576	$ 107,830	$ 107,364	$ 107,530	$ 106,697	$ 106,049	$ 105,556	$ 104,542	$ 104,818	$ 104,350	$ 103,615	$ 101,778	$ 101,833	$ 101,013	$ 99,738	$ 97,428	$ 97,879	$ 99,232	$ 100,418	$ 100,685	$ 98,903	$ 100,002	$ 101,507	$ 101,685	$ 102,980	$ 102,451	$ 102,010	$ 102,010	$ 100,524	$ 100,000
C000103966
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 12,984	13,055	12,947	13,079		12,923	12,852	12,733	12,614	12,461	12,555		12,350	12,257	12,187	11,934	11,669	11,796	11,848		11,871	11,757		11,547	11,661	11,604	11,652	11,765	11,540	11,553	11,553	11,442	11,835	11,912	11,671	12,044	12,076	12,371	12,458	12,599	12,772	12,657	12,834	12,751	12,837	12,785	12,837	12,855	12,794	12,629	12,592	12,408	12,336	12,081	11,685	11,665	11,703	11,541		11,339	11,165	10,895	10,534	11,611	11,700	11,631	11,530	11,461	11,421	11,400	11,420	11,361	11,213		11,330	11,165	11,106	11,028	10,747	10,904	10,894	11,066			11,056	11,056	10,961	10,952	10,952	10,971	11,050	11,107	11,003	10,956	10,984	10,947	10,921	10,874	10,799	10,792	10,727	10,681	10,695	10,621	10,566	10,514	10,413	10,441	10,402	10,319	10,145	10,149	10,076	9,949	9,725	9,770	9,905	10,022	10,048	9,879	9,989	10,139	10,157	10,284	10,231	10,196	10,201	10,044	10,000
C000243085
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 11,643	12,384	11,729	11,817		11,728	11,479	11,102	11,117	10,795	11,241		10,843	10,533	10,456	9,979	9,414	9,633	10,030		10,370	10,094	$ 10,000
C000229357
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 14,912	15,033	14,883	15,514		15,366	15,883	16,460	16,142	16,198	15,581		14,749	14,225	13,913	14,337	15,092	15,142	14,473		14,468	14,506		14,043	13,964	13,823	14,914	14,888	15,242	15,283	16,688	16,473	15,549	15,218	15,634	15,274	15,353	13,891	12,795	12,573	12,385	12,038	12,671	12,086	12,432	12,624	12,503	12,599	12,310	12,081	11,808	11,231	11,279	10,834	10,779	10,769	11,124	11,162		10,703	10,907	11,271	11,067	10,954	11,159	11,076	11,076	10,995	11,096	11,268	10,480	10,272	10,127	$ 10,000
C000229356
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 11,838	11,927	11,810	11,968		11,829	11,682	11,524	11,412	11,290	11,448		11,327	11,416	11,397	11,096	10,666	10,765	10,920		10,905	10,833		10,808	10,851	10,776	10,636	10,840	10,614	10,614	10,382	10,328	10,648	10,849	10,500	10,820	10,747	11,022	11,223	11,312	11,546	11,510	11,570	11,641	11,692	11,690	11,635	11,591	11,568	11,482	11,554	11,628	11,646	11,573	11,419	11,434	11,460	11,441		11,228	11,056	10,829	10,426	11,218	11,176	11,039	10,989	10,987	10,901	10,898	10,738	10,689	10,539		10,480	10,418	10,244	10,156	9,923	9,950	9,939	10,000	$ 10,000
C000015260
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 19,427	20,394	19,394	20,191		19,956	19,535	18,582	18,738	18,504	19,379		19,066	18,567	18,801	17,923	16,409	16,933	17,758		18,508	17,953		16,978	17,578	17,173	16,708	17,248	16,034	16,410	15,024	14,222	16,112	16,913	15,688	17,349	17,371	19,410	19,742	20,200	21,528	20,826	22,103	21,170	21,798	21,406	21,317	21,249	21,190	19,864	19,383	18,185	18,283	17,390	15,411	15,210	15,716	14,775		14,147	13,868	13,092	11,532	13,964	15,106	15,298	14,844	14,189	13,894	13,750	14,357	14,285	13,399		14,453	13,678	13,646	13,343	11,993	13,195	12,895	14,261			14,352	14,073	13,676	13,683	13,495	13,481	13,766	14,219	13,313	13,094	12,881	12,590	12,203	12,216	11,854	11,686	11,628	11,499	11,531	11,363	10,989	10,985	10,411	10,582	10,533	10,369	9,935	10,210	10,063	9,801	9,081	9,117	9,813	10,144	10,128	9,267	9,572	10,172	10,067	10,255	10,178	10,128	10,194	9,684	10,000
C000183970
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 13,444	13,441	13,284	13,302		13,155	13,022	12,876	12,776	12,616	12,631		12,485	12,427	12,352	12,038	11,733	11,765	11,820		11,726	11,588		11,484	11,456	11,349	11,318	11,342	10,997	10,997	10,788	10,734	11,094	11,173	10,879	11,207	11,308	11,519	11,545	11,634	11,806	11,700	11,727	11,682	11,671	11,619	11,576	11,488	11,427	11,330	11,259	11,147	11,094	10,910	10,370	10,418	10,399	10,204		9,973	9,774	9,484	9,055	10,306	10,562	10,504	10,416	10,382	10,355	10,288	10,296	10,245	10,125		10,172	10,092	10,014	9,960	9,692	9,901	9,869	10,000		$ 10,000
C000015261
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional
Account Value	$ 12,366	12,599	12,606	13,361		13,411	13,044	12,853	13,058	12,627	13,270		12,832	12,296	12,437	11,851	10,615	11,467	12,026		12,508	12,271		11,621	12,075	11,907	11,537	11,747	10,594	10,869	9,740	9,068	10,246	10,966	10,474	11,534	11,250	12,061	12,345	12,933	13,508	12,668	13,716	13,062	13,275	13,055	13,135	13,596	13,142	12,762	12,481	11,728	12,088	11,327	9,273	9,521	9,866	9,273		8,882	8,647	8,353	7,721	9,788	10,747	11,510	11,006	10,817	10,399	10,114	10,361	10,418	9,791		10,760	10,203	10,082	9,677	8,823	9,626	9,702	10,644			10,726	11,103	10,971	11,084	11,172	11,015	11,159	11,794	11,140	10,794	10,806	10,849	10,562	10,763	10,349	10,446	10,074	9,751	9,458	9,287	9,012	8,780	8,950	9,126	8,933	8,874	8,482	9,026	9,032	9,073	8,552	8,745	9,448	9,724	9,891	9,384	9,810	10,657	10,639	10,985	10,899	10,547	10,783	9,983	10,000
C000244515
Account Value [Line Items]
Line Graph and Table Measure Name	ETF
Account Value	$ 11,776	12,073	11,299	11,495		11,454	11,198	11,095	10,610	10,644	11,312		11,257	10,823	10,503	10,260	9,209	9,427	10,052	$ 10,000
Litman Gregory Index: MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Account Value	$ 11,566	11,395	11,775	12,431		10,091	10,093	10,164	10,422	10,301	9,834	10,000
Litman Gregory Index: MSCI Emerging Markets ex China Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Account Value	$ 9,614	9,729	10,058	10,463	10,000
Litman Gregory Index: MSCI ACWI Ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Ex USA Index
Account Value	$ 10,143	10,344	10,438	10,977		10,689	10,393	10,158	10,167	9,881	10,061	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 114,318	116,220	115,004	117,928		116,370	114,722	112,103	111,052	109,201	112,030		111,005	112,596	112,906	108,744	104,032	105,700	108,456		109,154	109,230		109,621	110,828	110,160	107,431	110,282	106,991	107,476	103,663	105,024	109,766	112,958	110,264	112,021	111,304	115,694	119,000	120,342	122,992	123,308	122,944	122,978	124,052	124,289	122,914	122,057	121,659	120,706	122,232	124,023	124,919	124,747	123,535	124,089	124,157	125,167		123,325	122,553	121,985	119,854	120,564	118,432	116,196	116,277	116,336	115,987	116,608	113,663	113,413	112,007		110,053	110,025	107,952	108,015	106,880	104,952	104,329	105,160			105,841	105,165	105,140	105,269	104,523	105,306	104,635	105,637	106,868	106,379	106,516	106,454	106,964	106,013	105,559	105,665	104,858	104,055	104,110	103,415	103,212	103,067	105,564	106,377	106,440	106,561	105,892	104,023	103,996	103,599	102,657	101,934	100,550	100,876	101,143	101,126	100,447	100,591	99,897	100,998	101,242	101,607	101,137	102,097	100,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793		11,637	11,472	11,210	11,105	10,920	11,203		11,101	11,260	11,291	10,874	10,403	10,570	10,846		10,915	10,923		10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517		12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201		11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516			10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,406	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Litman Gregory Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 13,663	14,055	13,205	13,297		13,019	12,718	12,535	12,134	11,588	12,103		11,727	11,126	10,973	10,457	9,564	9,801	10,284		10,467	10,119	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,358	10,530	10,420	10,685		10,544	10,395	10,157	10,062	9,894	10,151		10,058	10,202	10,230	9,853	9,426	9,577	9,827		9,890	9,897		9,933	10,042	9,981	9,734	9,992	9,694	9,738	9,393	9,516	9,946	10,235	9,991	10,150	10,085	10,483	10,782	10,904	11,144	11,173	11,140	11,143	11,240	11,262	11,137	11,059	11,023	10,937	11,075	11,237	11,319	11,303	11,193	11,243	11,250	11,341		11,174	11,104	11,053	10,860	10,924	10,731	10,528	10,536	10,541	10,509	10,566	10,299	10,276	10,149	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,871	11,052	10,936	11,214		11,066	10,909	10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863	11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049	11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000	10,000
Litman Gregory Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	26,503	25,340	25,853		25,388	24,734	24,306	23,821	22,803	23,683		22,945	22,012	21,751	20,733	18,956	19,522	20,403		20,902	20,222		19,069	19,261	18,930	18,362	18,815	17,571	18,351	17,158	16,008	17,649	18,419	17,064	18,682	18,668	20,359	19,816	20,330	21,465	20,586	21,047	19,919	20,781	20,277	19,920	19,627	19,349	18,488	17,893	17,446	17,621	16,904	14,988	15,462	16,015	15,012		14,326	13,957	13,314	12,003	13,834	15,111	15,203	14,761	14,361	14,005	13,713	13,999	13,930	13,069		13,869	13,394	13,221	12,835	11,908	12,888	12,744	13,753			13,677	13,510	13,101	13,107	13,026	12,878	13,164	13,733	13,045	12,871	12,598	12,364	12,093	12,076	11,793	11,748	11,505	11,337	11,217	10,915	10,657	10,408	10,261	10,463	10,408	10,399	9,978	10,091	10,035	9,878	9,250	9,320	9,913	10,090	10,141	9,396	9,756	10,447	10,263	10,507	10,471	10,231	10,394	9,819	10,000
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,871	11,052	10,936	11,214		11,066	10,909	10,660	10,560	10,384	10,653		10,556	10,707	10,737	10,341	9,893	10,051	10,313		10,380	10,387		10,424	10,539	10,475	10,216	10,487	10,174	10,220	9,858	9,987	10,438	10,742	10,485	10,652	10,584	11,002	11,316	11,444	11,696	11,726	11,691	11,694	11,797	11,819	11,688	11,607	11,569	11,478	11,623	11,794	11,879	11,863	11,747	11,800	11,806	11,903		11,727	11,654	11,600	11,397	11,465	11,262	11,049	11,057	11,063	11,030	11,089	10,809	10,785	10,651		10,465	10,463	10,266	10,271	10,164	9,980	9,921	10,000		10,000
Litman Gregory Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	16,985	17,082	18,064		17,899	17,335	16,841	17,117	16,479	16,912		16,373	16,079	15,987	15,181	13,891	14,478	14,990		15,587	15,099		14,442	15,080	14,666	14,311	14,616	13,521	13,510	12,143	11,523	12,712	13,346	12,713	14,013	13,909	14,871	14,776	15,042	15,805	15,035	15,769	15,391	15,851	15,576	15,460	15,636	15,142	14,700	14,369	14,054	14,205	13,574	11,752	12,241	12,568	11,953		11,681	11,296	10,825	10,168	11,734	12,900	13,176	12,761	12,619	12,181	11,842	12,157	12,313	11,623		12,210	11,876	11,801	11,508	10,798	11,349	11,364	12,346			12,240	12,481	12,181	12,332	12,615	12,334	12,560	13,154	12,526	12,328	12,200	12,017	11,726	11,730	11,401	11,421	11,017	10,744	10,456	10,308	10,018	9,687	9,883	10,090	9,967	9,960	9,480	9,809	9,899	9,620	9,033	9,201	9,919	10,054	10,213	9,472	9,979	10,772	10,552	10,860	10,916	10,488	10,650	10,049	10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 12,540	12,844	12,381	12,665		12,377	12,071	11,879	11,620	11,167	11,548		11,196	10,736	10,673	10,184	9,323	9,612	10,027	10,000
Litman Gregory Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 15,982	17,420	15,698	15,929		15,818	16,058	14,577	14,713	14,010	15,071		14,550	13,771	14,329	12,768	11,709	12,566	13,352		14,055	13,245		12,249	12,363	12,590	13,221	13,448	12,254	13,105	12,805	11,536	12,758	13,025	11,794	12,850	12,831	14,243	14,067	13,919	15,402	15,065	15,720	15,079	15,537	15,197	15,766	15,467	15,435	15,117	14,967	14,089	13,414	12,346	10,424	10,211	10,563	10,000	10,000
Litman Gregory Index: Morningstar US Small Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Small Blend Category
Account Value	$ 17,130	18,510	16,835	17,142		17,038	17,204	15,809	16,066	15,342	16,339		15,735	15,034	15,460	13,966	12,910	13,714	14,480		15,022	14,312		13,222	13,466	13,748	14,362	14,549	13,325	14,122	13,578	12,224	13,482	13,948	12,734	13,907	13,757	14,938	14,875	14,754	15,930	15,262	15,754	15,106	15,527	15,213	15,451	15,449	15,257	14,807	14,347	13,284	12,862	11,930	10,266	10,046	10,440	10,000	$ 10,000
Litman Gregory Index: Morningstar China Region Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar China Region Category
Account Value	$ 11,069	11,005	11,356	11,858		9,724	9,767	9,955	10,288	10,166	9,763	10,000
Litman Gregory Index: Morningstar Diversified Emerging Markets Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Diversified Emerging Markets Category
Account Value	$ 10,071	10,170	10,397	10,807	$ 10,000
Litman Gregory Index: Morningstar Foreign Large Growth Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Growth Category
Account Value	$ 9,876	10,201	10,127	10,611		10,509	10,150	9,993	10,043	9,601	10,020	$ 10,000
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill
Account Value	$ 119,142	118,662	118,210	117,763		117,254	116,696	116,176	115,704	115,151	114,659		114,147	113,681	113,197	112,672	112,169	111,670	111,160		110,661	110,222		109,720	109,292	108,949	108,482	108,129	107,792	107,403	107,058	106,890	106,625	106,453	106,398	106,375	106,302	106,287	106,254	106,240	106,245	106,238	106,231	106,235	106,229	106,225	106,220	106,223	106,221	106,220	106,212	106,203	106,193	106,181	106,172	106,161	106,148	106,140		106,119	106,105	106,104	106,095	105,786	105,630	105,489	105,339	105,208	105,006	104,823	104,608	104,419	104,188		103,951	103,756	103,525	103,341	103,137	102,948	102,737	102,560			102,402	102,218	102,058	101,887	101,731	101,599	101,456	101,361	101,240	101,127	101,043	100,953	100,867	100,772	100,687	100,602	100,551	100,484	100,466	100,425	100,380	100,338	100,320	100,295	100,246	100,228	100,199	100,161	100,153	100,126	100,080	100,056	100,053	100,020	100,014	100,021	100,019	100,004	100,009	100,006	100,006	100,003	100,003	100,003	100,000
Litman Gregory Index: Morningstar Multistrategy Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multistrategy Category
Account Value	$ 129,458	129,706	127,834	128,993		127,978	128,565	127,848	128,095	127,438	127,993		125,264	123,482	122,301	121,083	119,256	120,058	119,732		119,572	118,318		115,885	116,711	116,015	116,745	116,984	114,829	115,572	114,169	112,068	114,254	114,535	113,439	116,299	116,067	116,989	116,331	117,161	118,387	116,344	117,750	116,690	117,947	117,218	117,022	116,872	115,904	114,010	112,564	111,384	110,932	108,746	105,731	106,433	107,332	106,112		104,078	103,628	102,384	99,815	106,881	109,427	109,379	108,566	107,955	107,857	107,834	107,877	107,218	105,343		106,933	105,861	105,119	104,301	101,696	103,384	103,536	106,047			106,037	105,655	105,012	105,224	105,405	105,260	105,550	107,682	106,297	105,609	105,233	104,420	104,065	103,621	102,832	102,957	102,785	102,399	102,480	101,439	100,871	100,162	99,913	100,768	100,522	100,587	99,507	99,074	98,762	98,425	97,103	97,136	98,375	99,334	99,345	98,042	99,026	101,293	100,631	102,282	101,688	101,854	101,657	100,131	100,000
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US 3-Month Treasury Bill
Account Value	$ 11,914	11,866	11,821	11,776		11,725	11,670	11,618	11,570	11,515	11,466		11,415	11,368	11,320	11,267	11,217	11,167	11,116		11,066	11,022		10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,662	10,645	10,640	10,637	10,630	10,629	10,625	10,624	10,625	10,624	10,623	10,623	10,623	10,622	10,622	10,622	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614		10,612	10,611	10,610	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419		10,395	10,376	10,352	10,334	10,314	10,295	10,274	10,256			10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,104	10,095	10,087	10,077	10,069	10,060	10,055	10,048	10,047	10,042	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,015	10,013	10,008	10,006	10,005	10,002	10,001	10,002	10,002	10,000	10,001	10,001	10,001	10,000	10,000	10,000	10,000
Litman Gregory Index: Morningstar Multistrategy Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Multistrategy Category
Account Value	$ 12,946	12,971	12,783	12,899		12,798	12,857	12,785	12,809	12,744	12,799		12,526	12,348	12,230	12,108	11,926	12,006	11,973		11,957	11,832		11,588	11,671	11,601	11,674	11,698	11,483	11,557	11,417	11,207	11,425	11,454	11,344	11,630	11,607	11,699	11,633	11,716	11,839	11,634	11,775	11,669	11,795	11,722	11,702	11,687	11,590	11,401	11,256	11,138	11,093	10,875	10,573	10,643	10,733	10,611		10,408	10,363	10,238	9,982	10,688	10,943	10,938	10,857	10,796	10,786	10,783	10,788	10,722	10,534		10,693	10,586	10,512	10,430	10,170	10,338	10,354	10,605			10,604	10,565	10,501	10,522	10,540	10,526	10,555	10,768	10,630	10,561	10,523	10,442	10,406	10,362	10,283	10,296	10,279	10,240	10,248	10,144	10,087	10,016	9,991	10,077	10,052	10,059	9,951	9,907	9,876	9,842	9,710	9,714	9,838	9,933	9,935	9,804	9,903	10,129	10,063	10,228	10,169	10,185	10,166	10,013	10,000
Litman Gregory Index: Morningstar Large Value Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Large Value Category
Account Value	$ 12,308	13,073	12,382	12,500		12,352	12,080	11,571	11,611	11,265	11,739		11,175	10,823	10,782	10,229	9,545	9,829	10,194		10,458	10,083	10,000
Litman Gregory Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 12,232	13,130	12,342	12,479		12,309	11,987	11,404	11,512	11,159	11,656		11,101	10,706	10,695	10,134	9,423	9,768	10,160		10,442	10,087	$ 10,000
Litman Gregory Index: Morningstar Systematic Trend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Systematic Trend Category
Account Value	$ 12,135	12,005	11,819	12,313		12,154	12,572	12,823	13,037	13,177	12,986		12,634	12,091	11,969	12,092	12,574	12,646	12,313		12,410	12,479		12,302	12,142	11,915	12,603	12,394	12,515	12,561	13,221	13,187	12,706	12,355	12,676	12,616	12,661	12,058	11,337	11,132	10,928	10,794	11,287	11,015	11,005	11,053	11,080	11,242	11,048	10,787	10,704	10,384	10,413	10,011	9,823	9,887	10,097	10,113		9,947	10,050	10,176	10,165	10,062	10,210	10,148	10,214	10,173	10,424	10,809	10,364	10,126	9,922	10,000
Litman Gregory Index: SG CTA Index
Account Value [Line Items]
Line Graph and Table Measure Name	SG CTA Index
Account Value	$ 13,354	13,206	12,897	13,372		13,237	13,677	13,993	14,287	14,567	14,309		13,824	13,179	13,046	13,154	13,621	13,761	13,307		13,376	13,520		13,345	13,079	12,817	13,695	13,410	13,518	13,531	14,256	14,189	13,645	13,213	13,630	13,418	13,433	12,692	11,781	11,492	11,251	11,211	11,644	11,354	11,288	11,320	11,288	11,409	11,193	10,866	10,771	10,470	10,598	10,037	9,914	9,927	10,123	10,254		9,997	10,142	10,240	10,217	10,203	10,358	10,272	10,338	10,248	10,499	10,845	10,491	10,130	9,888	$ 10,000
Litman Gregory Index: Bloomberg US Interm Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Interm Credit Index
Account Value	$ 11,824	11,911	11,813	11,999		11,849	11,700	11,473	11,393	11,238	11,390		11,289	11,390	11,368	11,066	10,690	10,765	10,908		10,923	10,865		10,893	10,975	10,894	10,674	10,882	10,631	10,639	10,327	10,370	10,714	10,934	10,699	10,894	10,800	11,102	11,368	11,484	11,695	11,683	11,696	11,760	11,822	11,841	11,752	11,713	11,651	11,571	11,680	11,776	11,816	11,761	11,637	11,636	11,652	11,653		11,494	11,332	11,145	10,775	11,307	11,193	11,034	10,992	10,991	10,927	10,953	10,767	10,745	10,588		10,478	10,433	10,271	10,236	10,075	9,966	9,958	10,000	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Blend Category
Account Value	$ 21,360	22,081	21,358	21,921		21,533	21,030	20,564	20,431	19,606	20,327		19,709	18,974	19,002	18,083	16,670	17,195	17,959		18,507	17,984		17,052	17,393	17,153	16,727	17,243	16,129	16,807	15,527	14,595	16,054	16,729	15,677	17,040	16,921	18,210	17,930	18,401	19,398	18,674	19,198	18,278	19,112	18,737	18,594	18,475	18,151	17,453	16,917	16,493	16,586	15,844	14,166	14,535	14,925	14,166		13,495	13,169	12,600	11,461	13,318	14,398	14,602	14,147	13,825	13,528	13,271	13,500	13,493	12,697		13,462	13,043	12,896	12,556	11,654	12,562	12,356	13,344			13,324	13,265	12,888	12,953	12,892	12,819	12,993	13,591	12,961	12,779	12,543	12,322	12,094	12,065	11,796	11,740	11,490	11,297	11,159	10,890	10,600	10,425	10,341	10,598	10,530	10,525	10,117	10,166	10,111	9,975	9,361	9,407	9,912	10,097	10,141	9,466	9,781	10,443	10,340	10,582	10,531	10,295	10,431	9,900	10,000
Litman Gregory Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Account Value	$ 24,183	24,770	23,877	24,425		23,870	23,279	22,910	22,411	21,536	22,271		21,593	20,704	20,584	19,640	17,981	18,538	19,338		19,894	19,191		18,138	18,334	18,075	17,534	18,051	16,844	17,534	16,272	15,346	16,970	17,619	16,469	17,985	17,964	19,527	19,113	19,620	20,633	19,839	20,329	19,342	20,175	19,682	19,548	19,294	18,998	18,202	17,728	17,327	17,406	16,634	14,809	15,178	15,683	14,779		14,036	13,602	13,035	11,774	13,611	14,807	14,973	14,463	14,119	13,742	13,459	13,786	13,746	12,901		13,715	13,267	13,102	12,761	11,827	12,723	12,540	13,555			13,497	13,392	13,000	13,070	13,054	12,931	13,213	13,793	13,056	12,849	12,605	12,348	12,114	12,068	11,740	11,687	11,434	11,259	11,123	10,819	10,531	10,309	10,231	10,408	10,344	10,310	9,884	9,944	9,931	9,787	9,112	9,175	9,764	9,943	10,026	9,296	9,646	10,355	10,266	10,514	10,528	10,231	10,392	9,844	10,000
Litman Gregory Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 13,303	13,360	13,209	13,282		13,068	12,863	12,616	12,495	12,355	12,480		12,333	12,297	12,294	11,857	11,341	11,483	11,618		11,585	11,423		11,240	11,348	11,239	11,114	11,260	10,836	10,918	10,718	10,421	10,858	11,124	10,492	11,258	11,230	11,654	11,763	11,870	12,205	11,980	12,104	12,125	12,121	12,056	12,013	11,851	11,817	11,689	11,669	11,628	11,584	11,367	10,930	10,879	10,993	10,886		10,390	10,289	9,839	9,479	10,742	10,911	10,911	10,688	10,659	10,634	10,600	10,559	10,505	10,254		10,386	10,242	10,143	9,975	9,537	9,750	9,840	10,003		10,000
Litman Gregory Index: Morningstar Nontraditional Bond Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Nontraditional Bond Category
Account Value	$ 11,658	11,696	11,585	11,641		11,537	11,442	11,300	11,258	11,147	11,198		11,084	11,050	11,004	10,770	10,516	10,572	10,643		10,657	10,556		10,473	10,505	10,460	10,439	10,526	10,302	10,318	10,141	10,127	10,370	10,436	10,268	10,532	10,574	10,723	10,800	10,906	11,004	10,945	11,018	11,028	11,064	11,033	11,035	10,996	10,958	10,886	10,890	10,868	10,838	10,701	10,472	10,455	10,483	10,411		10,223	10,093	9,883	9,694	10,450	10,519	10,494	10,374	10,346	10,317	10,283	10,310	10,266	10,164		10,188	10,110	10,075	10,009	9,833	9,900	9,941	10,000		$ 10,000
Litman Gregory Index: Morningstar Foreign Large Blend Category
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Blend Category
Account Value	$ 15,802	16,232	16,238	17,055		16,843	16,356	15,897	16,159	15,466	15,873		15,381	14,970	15,081	14,359	13,262	13,737	14,242		$ 14,803	$ 14,382		$ 13,776	$ 14,294	$ 13,977	$ 13,625	$ 14,041	$ 12,966	$ 13,186	$ 11,717	$ 11,179	$ 12,328	$ 12,988	$ 12,434	$ 13,621	$ 13,432	$ 14,319	$ 14,368	$ 14,828	$ 15,402	$ 14,745	$ 15,427	$ 15,013	$ 15,562	$ 15,305	$ 15,303	$ 15,472	$ 14,974	$ 14,556	$ 14,224	$ 13,910	$ 14,029	$ 13,339	$ 11,735	$ 12,128	$ 12,379	$ 11,830		$ 11,463	$ 11,064	$ 10,568	$ 9,865	$ 11,597	$ 12,545	$ 12,882	$ 12,438	$ 12,283	$ 11,887	$ 11,582	$ 11,831	$ 12,040	$ 11,390		$ 12,015	$ 11,693	$ 11,611	$ 11,362	$ 10,606	$ 11,177	$ 11,148	$ 12,146			$ 12,089	$ 12,329	$ 12,051	$ 12,261	$ 12,464	$ 12,313	$ 12,414	$ 13,033	$ 12,418	$ 12,227	$ 12,139	$ 11,946	$ 11,705	$ 11,678	$ 11,338	$ 11,330	$ 10,957	$ 10,670	$ 10,361	$ 10,237	$ 9,901	$ 9,693	$ 9,909	$ 10,132	$ 10,000	$ 9,949	$ 9,542	$ 9,793	$ 9,802	$ 9,645	$ 9,025	$ 9,261	$ 9,836	$ 10,021	$ 10,111	$ 9,495	$ 9,911	$ 10,665	$ 10,588	$ 10,890	$ 10,880	$ 10,468	$ 10,601	$ 10,053	$ 10,000
Litman Gregory Index: Morningstar Global Large-Stock Growth
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Large-Stock Growth
Account Value	$ 12,270	$ 12,654	$ 12,121	$ 12,394		$ 12,158	$ 11,819	$ 11,785	$ 11,565	$ 11,107	$ 11,611		$ 11,330	$ 10,689	$ 10,652	$ 10,102	$ 9,133	$ 9,451	$ 10,003	$ 10,000